Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
OPERATING ACTIVITIES -
Net income (loss)	$ 252	$ 848	$ 1,272
Adjustments to reconcile net income to net cash from operating activities:
Depreciation	148	266	302
Amortization	18	46	84
Impairment charges	1	428	21
Net (gain) loss on business dispositions	(75)	(772)	(1,305)
Increase (decrease) in deferred income taxes	44	(400)	180
Pension contributions, net of income/expense	(14)	(226)	(80)
Refundable tax on Senseo payments	0	(43)	0
Debt extinguishment costs	0	39	55
Other	(11)	(70)	(19)
Change in current assets and liabilities, net of businesses acquired and sold:
Trade accounts receivable	19	66	116
Inventories	(38)	34	(206)
Other current assets	30	(30)	(42)
Accounts payable	(52)	29	62
Accrued liabilities	(89)	94	(171)
Income taxes	20	(60)	178
Net cash from operating activities	253	249	447
INVESTMENT ACTIVITIES -
Purchases of property and equipment	(135)	(314)	(337)
Purchase of software and other intangibles	(5)	(188)	(18)
Acquisitions of businesses and investments	0	(30)	(119)
Dispositions of businesses and investments	96	2,033	2,305
Cash balance of int'l coffee & tea business at spin-off	0	(2,061)	0
Deposit on business disposition	0	0	203
Cash received from (used in) derivative transactions	0	31	81
Sales of assets	3	8	14
Net cash from (used in) investment activities	(41)	(521)	2,129
FINANCING ACTIVITIES -
Issuances of common stock	47	84	52
Purchases of common stock	0	0	(1,313)
Borrowings of other debt	0	851	1,054
Repayments of other debt and derivatives	(46)	(1,811)	(1,431)
Net change in financing with less than 90-day maturities	0	(204)	172
Stock compensation income tax benefits	0	15	0
Purchase of non-controlling interest	0	(10)	0
Payments of dividends	(46)	(271)	(285)
Net cash used in financing activities	(45)	(1,346)	(1,751)
Effect of changes in foreign exchange rates on cash	(2)	(213)	286
Increase (decrease) in cash and equivalents	165	(1,831)	1,111
Add: Cash balance of discontinued operations at beginning of year	0	1,992	911
Less: Cash balance of discontinued operations at end of year	0	0	(1,992)
Cash and equivalents at beginning of year	235	74	44
Cash and equivalents at end of year	400	235	74
Supplemental Cash Flow Data:
Cash paid for restructuring charges	102	512	177
Cash contributions to pension plans	8	213	124
Cash paid for income taxes	$ 15	$ 209	$ 325